UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--56.4%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
6/6/14	0.11	65,000,000		64,992,850
9/29/14	0.09	200,000,000		199,924,500
10/3/14	0.08	40,000,000		39,986,222
10/16/14	0.08	100,000,000		99,962,667
12/4/14	0.11	175,000,000		174,883,965
Federal Home Loan Bank:
5/2/14	0.07	200,000,000		199,999,611
5/3/14	0.10	133,000,000	a	132,998,866
5/6/14	0.05	250,000,000		249,998,264
5/7/14	0.07	1,015,100,000		1,015,087,895
5/16/14	0.11	205,000,000		204,990,604
5/20/14	0.06	250,000,000		249,992,083
5/20/14	0.10	500,000,000	a	500,000,000
5/21/14	0.06	77,349,000		77,346,422
5/23/14	0.07	711,000,000		710,971,405
5/24/14	0.09	250,000,000	a	250,010,631
5/27/14	0.12	48,000,000		48,000,000
5/28/14	0.06	69,000,000		68,996,895
6/25/14	0.07	135,620,000		135,606,532
7/1/14	0.09	250,000,000		249,961,875
7/16/14	0.09	250,000,000		249,955,139
7/22/14	0.11	250,000,000		249,991,179
7/22/14	0.11	200,000,000		199,997,472
8/5/14	0.10	50,000,000		49,986,667
8/22/14	0.10	159,000,000		158,952,587
10/24/14	0.09	100,000,000		99,996,916
1/16/15	0.17	56,800,000		56,797,971
1/27/15	0.17	150,000,000		149,994,432
2/17/15	0.11	150,000,000		149,867,389

3/25/15	0.12	100,000,000		99,890,667
Federal Home Loan Mortgage Corp.:
5/12/14	0.11	65,000,000	b	64,997,915
5/25/14	0.14	500,000,000	a,b	500,000,000
6/18/14	0.12	550,000,000	b	549,912,000
8/15/14	0.08	250,000,000	b	249,941,111
8/21/14	0.07	250,000,000	b	249,945,556
9/9/14	0.10	200,000,000	b	199,927,222
10/3/14	0.10	75,000,000	b	74,967,708
10/10/14	0.10	500,000,000	b	499,775,000
Federal National Mortgage Association:
8/6/14	0.11	153,615,000	b	153,569,470
8/18/14	0.13	500,000,000	b	499,803,194
11/3/14	0.08	250,000,000	b	249,903,125
Total U.S. Government Agencies
(cost $9,431,884,007)				9,431,884,007

U.S. Treasury Notes--4.5%
5/31/14	0.06	300,000,000	300,564,187
7/31/14	0.14	200,000,000	199,994,167
9/30/14	0.15	250,000,000	252,300,807
Total U.S. Treasury Notes
(cost $752,859,161)			752,859,161

Repurchase Agreements--40.0%
ABN AMRO Bank N.V.
dated 4/30/14, due 5/1/14 in the amount of
$505,000,561 (fully collateralized by $188 U.S.
Treasury Inflation Protected Securities, 0.13%, due
7/15/22, value $189 and $511,702,229 U.S. Treasury
Notes, 0.63%-4.50%, due 9/30/15-11/15/22, value
$515,099,836)	0.04	505,000,000	505,000,000
Barclays Capital, Inc.
dated 4/30/14, due 5/1/14 in the amount of
$157,000,174 (fully collateralized by $147,694,624
U.S. Treasury Bonds, 2.75%-9%, due 5/15/16-2/15/44,
value $160,140,007)	0.04	157,000,000	157,000,000
Citigroup Global Markets Holdings Inc.
dated 4/30/14, due 5/1/14 in the amount of
$10,000,014 (fully collateralized by $4,732,100 U.S.
Treasury Bonds, 7.63%, due 11/15/22, value $6,786,704
and $3,144,100 U.S. Treasury Notes, 4.50%, due
11/15/15, value $3,413,346)	0.05	10,000,000	10,000,000
Credit Agricole CIB
dated 4/30/14, due 5/1/14 in the amount of
$560,000,778 (fully collateralized by $22,105,263
U.S. Treasury Bonds, 9%, due 11/15/18, value
$30,270,963, $167,727,398 U.S. Treasury Inflation
Protected Securities, 0.13%-3.38%, due 7/15/14-2/15/42,
value $223,179,286 and $316,711,065 U.S. Treasury
Notes, 0.25%-4.25%, due 6/30/15-5/15/22, value
$317,749,763)	0.05	560,000,000	560,000,000
Deutsche Bank Securities Inc.

dated 4/30/14, due 5/1/14 in the amount of
$50,000,069 (fully collateralized by $215,333 Federal
Agricultural Mortgage Corp., 0%, due 11/6/14, value
$215,254, $73,333 Federal Farm Credit Bank, 5.41%,
due 4/17/36, value $88,005, $34,864,667 Federal Home
Loan Bank, 0%-1%, due 5/14/14-3/26/19, value
$34,892,467, $15,464,000 Federal Home Loan Mortgage
Corp., 1.55%-4.13%, due 1/30/18-10/11/33, value
$15,688,578 and $192,667 Federal National Mortgage
Association, 0%, due 10/8/27, value $115,860)	0.05	50,000,000	50,000,000
Federal Reserve Bank of New York,
dated 4/30/14, due 5/1/14 in the amount of
$4,900,006,806 (fully collateralized by
$4,007,034,200 U.S. Treasury Bonds, 3.13%-4.75%, due
2/15/41-2/15/42, value $3,793,604,722 and
$991,215,600 U.S. Treasury Notes, 3.88%, due 5/15/18,
value $1,106,402,125)	0.05	4,900,000,000	4,900,000,000
JPMorgan Chase & Co.
dated 4/30/14, due 5/1/14 in the amount of
$150,000,250 (fully collateralized by $2,264,177,801
Federal Home Loan Mortgage Corp., 4.35%-7.15%, due
6/15/25-1/15/44, value $153,000,097)	0.06	150,000,000	150,000,000
RBC Capital Markets
dated 4/30/14, due 5/1/14 in the amount of
$350,000,389 (fully collateralized by $32,603,000
Federal Farm Credit Bank, 1.79%-2.93%, due
7/24/20-3/12/25, value $31,447,272, $228,856,000
Federal Home Loan Bank, 0%-5.25%, due
5/6/2014-6/20/28, value $226,370,696, $53,080,000
Federal Home Loan Mortgage Corp., 0%-3%, due
6/25/14-3/12/20, value $53,020,469 and $49,196,000
Federal National Mortgage Association, 0%-4.38%, due
5/15/14-1/24/33, value $46,161,980)	0.04	350,000,000	350,000,000
Total Repurchase Agreements
(cost $6,682,000,000)			6,682,000,000
Total Investments (cost $16,866,743,168)		100.9%	16,866,743,168
Liabilities, Less Cash and Receivables		(.9%)	(146,604,109)

Net Assets	100.0%	16,720,139,059

a	Variable rate security--interest rate subject to periodic change.
b

The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	16,866,743,168
Level 3 - Significant Unobservable Inputs	-
Total	16,866,743,168

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.
Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--71.0%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
5/6/14	0.05	10,000,000		9,999,931
5/8/14	0.04	75,000,000		74,999,417
5/12/14	0.09	50,000,000	a	50,004,332
5/19/14	0.04	15,000,000		14,999,700
5/22/14	0.04	25,000,000		24,999,417
5/27/14	0.04	50,000,000		49,998,556
5/30/14	0.05	50,000,000		49,997,986
6/3/14	0.08	50,000,000		49,996,333
6/4/14	0.06	75,000,000		74,995,750
6/6/14	0.06	25,000,000		24,998,500
6/19/14	0.12	50,000,000		49,991,833
6/23/14	0.06	50,000,000		49,995,583
6/26/14	0.06	90,000,000		89,991,600
6/27/14	0.08	45,000,000		44,994,062
7/8/14	0.06	50,000,000		49,994,333
7/18/14	0.08	19,499,000		19,495,620
8/4/14	0.07	50,000,000		49,990,764
8/11/14	0.08	20,000,000		19,995,467
8/15/14	0.08	15,000,000		14,996,467
8/20/14	0.08	20,000,000		19,995,375
9/10/14	0.09	25,000,000		24,991,750
9/12/14	0.10	50,000,000		49,982,319
10/3/14	0.08	50,000,000		49,982,778
10/14/14	0.10	15,000,000		14,993,083
11/3/14	0.10	25,000,000		24,987,083
Federal Home Loan Bank:
5/1/14	0.02	25,000,000		25,000,000
5/2/14	0.05	111,500,000		111,499,859
5/6/14	0.10	100,000,000	a	99,999,929
5/7/14	0.05	142,300,000		142,298,878

5/9/14	0.04	126,100,000	126,098,879
5/14/14	0.05	139,000,000	138,997,711
5/16/14	0.07	114,100,000	114,096,910
5/21/14	0.05	100,000,000	99,997,500
5/23/14	0.06	138,300,000	138,294,929
5/28/14	0.08	334,196,000	334,176,497
6/2/14	0.13	153,200,000	153,195,666
6/4/14	0.13	48,800,000	48,794,239
6/6/14	0.09	90,635,000	90,626,959
6/11/14	0.07	100,000,000	99,991,743
6/13/14	0.13	24,992,000	24,988,179
6/18/14	0.06	109,000,000	108,991,797
6/23/14	0.05	200,000,000	199,985,278
6/25/14	0.13	47,404,000	47,394,701
6/27/14	0.13	75,000,000	74,984,800
7/16/14	0.08	46,000,000	45,992,231
7/25/14	0.05	301,000,000	300,963,285
7/30/14	0.06	100,000,000	99,986,250
9/3/14	0.09	25,000,000	24,992,187
9/5/14	0.10	10,000,000	9,996,649
9/10/14	0.09	25,000,000	24,991,567
11/21/14	0.11	25,000,000	24,985,125
Tennessee Valley Authority
5/15/14	0.03	25,000,000	24,999,708
Total U.S. Government Agencies
(cost $3,735,689,495)			3,735,689,495

U.S. Treasury Bills--18.1%
5/1/14	0.01	200,000,000	200,000,000
5/8/14	0.05	350,000,000	349,996,597
7/24/14	0.03	250,000,000	249,982,500
8/21/14	0.03	150,000,000	149,986,389
Total U.S. Treasury Bills
(cost $949,965,486)			949,965,486

U.S. Treasury Notes--14.6%
5/15/14	0.06	28,000,000	28,010,172
5/15/14	0.08	50,000,000	50,090,259

5/31/14	0.14	50,000,000	50,092,394
6/15/14	0.06	125,000,000	125,106,517
6/30/14	0.11	100,000,000	100,023,022
7/31/14	0.04	116,680,000	116,704,439
7/31/14	0.05	130,000,000	130,841,386
8/15/14	0.05	68,000,000	68,090,424
8/31/14	0.05	100,000,000	100,066,689
Total U.S. Treasury Notes
(cost $769,025,302)			769,025,302
Total Investments (cost $5,454,680,283)		103.7%	5,454,680,283
Liabilities, Less Cash and Receivables		(3.7%)	(197,144,025)
Net Assets		100.0%	5,257,536,258

a Variable rate security--interest rate subject to periodic change.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,454,680,283
Level 3 - Significant Unobservable Inputs	-
Total	5,454,680,283

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	June 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)